SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents and restricted cash and cash equivalents

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the statements of cash flows are as follows (in thousands):

	September 30,	December 31,
	2021	2020	2019
	(unaudited)
Cash and cash equivalents	$47,886	$11,055	$9,858
Restricted cash, short-term	65	65	65
Restricted cash, long-term	340	340	405
Cash, cash equivalents and restricted cash	$49,291	$11,460	$10,328

Schedule of carrying value and fair value of financial instruments

The carrying value and fair value of the Company’s financial instruments as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively, are as follows:

	As of September 30, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total

	(unaudited)
Assets
Cash equivalents:
United States money market funds	$26,318	—	—	$26,318
Short-term investments
United States treasury securities	—	5,005	—	5,005
Long-term investments
United States treasury securities	$—	—	—	$—
Liabilities
Derivative liability	$—	—	13,946	$13,946

	As of December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,586	—	—	$7,586
Marketable securities
United States treasury securities	—	53,553	—	53,553
Long-term investments
United States treasury securities	$—	—	—	$—

	As of December 31, 2019
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,160	—	—	$7,160
Short-term investments
United States treasury securities	—	68,322	—	68,322
Marketable securities
United States treasury securities	$—	7,311	—	$7,311

Schedule of property equipment and software useful life

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Developed software	2 – 4 years